10-Q FAIR VALUE MEASUREMENTS - Schedule of Liabilities Measured on Recurring Basis (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 04, 2020	Sep. 08, 2020
Assets:
Investments in equity securities	$ 1,107,742	$ 925,819	$ 3,979,723
Liabilities:
LINICO acquisition derivative liability		(2,743,162)
Tonogold Resources, Inc.
Assets:
Investments in equity securities					$ 7,607,263
Tonogold note receivable		7,255,000	5,498,500		$ 6,141,497
Tonogold Resources, Inc. | Common Stock
Assets:
Investments in equity securities	1,100,293	910,558	3,939,558
M C U
Assets:
Tonogold note receivable				$ 755,866
Fair Value, Measurements, Recurring
Assets:
Total assets measured at fair value	1,107,742	8,522,818	9,743,350
Total assets measured at fair value		8,522,819
Liabilities:
GenMat derivative	(4,990,000)	(6,130,000)
Total Liabilities	(6,403,162)	(8,873,162)
Total Liabilities		(8,873,162)
Fair Value, Measurements, Recurring | Tonogold Resources, Inc.
Assets:
Tonogold note receivable		7,255,000	5,498,500
Fair Value, Measurements, Recurring | Tonogold Resources, Inc. | Common Stock
Assets:
Investments in equity securities	1,100,293	910,558	3,939,558
Fair Value, Measurements, Recurring | Tonogold Resources, Inc. | Common Stock
Assets:
Investments in equity securities		910,559
Fair Value, Measurements, Recurring | M C U
Assets:
Derivative asset		342,000	265,127
Fair Value, Measurements, Recurring | Elevation
Assets:
Investments in equity securities	7,449	15,260	40,165
Fair Value, Measurements, Recurring | LINICO Corporation
Liabilities:
LINICO acquisition derivative liability		(2,743,162)
LINICO acquisition derivative liability	(1,413,162)	(2,743,162)
Fair Value, Measurements, Recurring | Quoted Prices in Active Markets (Level 1)
Assets:
Total assets measured at fair value	1,107,742	925,818	3,939,558
Total assets measured at fair value		925,819
Liabilities:
GenMat derivative	0	0
Total Liabilities	0	(2,743,162)
Total Liabilities		0
Fair Value, Measurements, Recurring | Quoted Prices in Active Markets (Level 1) | Tonogold Resources, Inc.
Assets:
Tonogold note receivable		0	0
Fair Value, Measurements, Recurring | Quoted Prices in Active Markets (Level 1) | Tonogold Resources, Inc. | Common Stock
Assets:
Investments in equity securities	1,100,293	910,558	3,939,558
Fair Value, Measurements, Recurring | Quoted Prices in Active Markets (Level 1) | Tonogold Resources, Inc. | Common Stock
Assets:
Investments in equity securities		910,559
Fair Value, Measurements, Recurring | Quoted Prices in Active Markets (Level 1) | M C U
Assets:
Derivative asset		0	0
Fair Value, Measurements, Recurring | Quoted Prices in Active Markets (Level 1) | Elevation
Assets:
Investments in equity securities	7,449	15,260	0
Fair Value, Measurements, Recurring | Quoted Prices in Active Markets (Level 1) | LINICO Corporation
Liabilities:
LINICO acquisition derivative liability		0
LINICO acquisition derivative liability	0	(2,743,162)
Fair Value, Measurements, Recurring | Significant Other Observable Inputs (Level 2)
Assets:
Total assets measured at fair value	0	342,000	305,292
Total assets measured at fair value		342,000
Liabilities:
GenMat derivative	(4,990,000)	(6,130,000)
Total Liabilities	(6,403,162)	(6,130,000)
Total Liabilities		(8,873,162)
Fair Value, Measurements, Recurring | Significant Other Observable Inputs (Level 2) | Tonogold Resources, Inc.
Assets:
Tonogold note receivable		0	0
Fair Value, Measurements, Recurring | Significant Other Observable Inputs (Level 2) | Tonogold Resources, Inc. | Common Stock
Assets:
Investments in equity securities	0	0	0
Fair Value, Measurements, Recurring | Significant Other Observable Inputs (Level 2) | Tonogold Resources, Inc. | Common Stock
Assets:
Investments in equity securities		0
Fair Value, Measurements, Recurring | Significant Other Observable Inputs (Level 2) | M C U
Assets:
Derivative asset		342,000	265,127
Fair Value, Measurements, Recurring | Significant Other Observable Inputs (Level 2) | Elevation
Assets:
Investments in equity securities	0	0	40,165
Fair Value, Measurements, Recurring | Significant Other Observable Inputs (Level 2) | LINICO Corporation
Liabilities:
LINICO acquisition derivative liability		(2,743,162)
LINICO acquisition derivative liability	(1,413,162)
Fair Value, Measurements, Recurring | Significant Unobservable Inputs (Level 3)
Assets:
Total assets measured at fair value	0	7,255,000	5,498,500
Total assets measured at fair value		7,255,000
Liabilities:
GenMat derivative	0	0
Total Liabilities	0	0
Total Liabilities		0
Fair Value, Measurements, Recurring | Significant Unobservable Inputs (Level 3) | Tonogold Resources, Inc.
Assets:
Tonogold note receivable		7,255,000	5,498,500
Fair Value, Measurements, Recurring | Significant Unobservable Inputs (Level 3) | Tonogold Resources, Inc. | Common Stock
Assets:
Investments in equity securities	0	0	0
Fair Value, Measurements, Recurring | Significant Unobservable Inputs (Level 3) | Tonogold Resources, Inc. | Common Stock
Assets:
Investments in equity securities		0
Fair Value, Measurements, Recurring | Significant Unobservable Inputs (Level 3) | M C U
Assets:
Derivative asset		0	0
Fair Value, Measurements, Recurring | Significant Unobservable Inputs (Level 3) | Elevation
Assets:
Investments in equity securities	0	0	$ 0
Fair Value, Measurements, Recurring | Significant Unobservable Inputs (Level 3) | LINICO Corporation
Liabilities:
LINICO acquisition derivative liability		0
LINICO acquisition derivative liability	$ 0	$ 0